Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit loss and doubtful accounts	$ 105,845	$ 238,228
Deferred tax assets operating loss carryforwards	343,661	375,025
Less valuation allowance	(237,816)	(136,797)
Total deferred tax assets	105,845	238,228
PRC [Member]
Deferred tax assets:
Net operating loss carryforwards	162,087	62,492
HONG KONG [Member]
Deferred tax assets:
Net operating loss carryforwards	$ 75,729	$ 74,305